Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000130293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	3.27%	1.22%	1.29%
C000073380 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	3.45%	1.23%	1.33%
C000000147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
Average Annual Return, Percent	3.34%	1.13%	1.23%
C000079007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 2.50%
Average Annual Return, Percent	0.60%	0.46%	0.82%
Without Sales Load [Member] | C000079007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	3.19%	0.98%	1.08%
Bloomberg Municipal Bond 1 3 Year Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return, Percent	3.38%	1.51%	1.61%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index (broad-based index)
Average Annual Return, Percent	4.29%	0.84%	2.16%